Document And Entity Information	Feb. 16, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	Evans Bancorp, Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-35021
Entity Tax Identification Number	16-1332767
Entity Address, Address Line One	6460 Main Street
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	926-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value
Trading Symbol	EVBN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000842518